CONSOLIDATED STATEMENT OF STOCKHOLDER'S (DEFICIT) EQUITY (USD $)	Total	Common Stock [Member]	Additional paid-in Capital [Member]	Deficit accumulated During Development Stage [Member]	Stockholders' Equity South Uintah Gas Properties Inc. [Member]	Noncontrolling Interest [Member]
Balance at Mar. 07, 2011
Issuance of Founder Shares for cash	100	1,000	(900)		100
Issuance of Founder Shares for cash, shares		1,000,000
Issuance of Founder shares for services	550	5,500	(4,950)		550
Issuance of Founder shares for services, shares		5,500,000
Issuance of Common Stock for oil and gas leases	200	2,000	(1,800)		200
Issuance of Common Stock for oil and gas leases, shares		2,000,000
Shares cancelled in exchange for Hinto shares held by South Uintah		(300)	300
Shares cancelled in exchange for Hinto shares held by South Uintah, shares		(300,000)
Issuance of shares for consulting	18	175	157		18
Issuance of shares for consulting, shares		175,000
Issuance of stock for cash by Hinto	210,000		147,000		147,000	63,000
Shareholder capital contribution	90,000		63,000		63,000	27,000
Minority interest at purchase of majority interest in subsidiary	(16,797)					(16,797)
Net Loss	(827,295)			(795,873)	(795,873)	(31,422)
Recapitalization, due to reverse merger		2,000	71,203	(31,422)	41,781	(41,781)
Recapitalization, due to reverse merger, shares		2,000,000
Balance at Dec. 31, 2011	(543,124)	11,375	272,796	(827,295)	(543,124)
Balance, shares at Dec. 31, 2011	11,375,000	11,375,000
Issuance of Shares for cash	457,500	915	456,585		457,500
Issuance of Shares for cash, shares	915,000	915,000
Conversion of notes to common stock	543,032	2,122	540,910		543,032
Conversion of notes to common stock, shares		2,121,931
Issuance of shares for services	174,435	349	174,086		174,435
Issuance of shares for services, shares	348,868	348,868
Issuance of shares for interest	37,814	76	37,738		37,814
Issuance of shares for interest, shares		75,728
Issuance of shares for litigation settlement	700,000	1,400	698,600		700,000
Issuance of shares for litigation settlement, shares	1,400,000	1,400,000
Issuance of warrants for litigation settlement	134,800		134,800		134,800
Net Loss	(1,776,527)			(1,776,527)	(1,776,527)
Balance at Dec. 31, 2012	(272,070)	16,237	2,315,515	(2,603,822)	(272,070)
Balance, shares at Dec. 31, 2012	16,236,527	16,236,527
Issuance of Shares for cash	425,000	850	424,150
Issuance of Shares for cash, shares		850,000
Issuance of shares for services	5,000	10	4,990
Issuance of shares for services, shares		10,000
Issuance of shares for interest	25,000	50	24,950
Issuance of shares for interest, shares		50,000
Net Loss	(180,164)			(180,164)
Balance at Mar. 31, 2013	$ 2,766	$ 17,147	$ 2,769,605	$ (2,783,986)
Balance, shares at Mar. 31, 2013	17,146,527	17,146,527